Other revenues (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Other Revenues (CHF Million)
Noncontrolling interests without SEI	50	144	584	194	907
Loans held-for-sale	(9)	(10)	17	(19)	35
Long-lived assets held-for-sale	(1)	(2)	65	(3)	64
Equity method investments	33	31	52	64	58
Other investments	130	232	91	362	340
Other	172	407	127	579	253
Other revenues	375	802	936	1,177	1,657